Income Tax (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Income loss from domestic operations		$ 531	$ (137)	$ 712
Income loss from foreign operations		0	0	0
Expected tax benefit attributable to net operating losses		221	314
Current income tax receivable		(192)	330
Deferred income tax expense (benefit)		18	0	0
Deferred tax asset, valuation allowance		53	78
Amount of valuation allowance released	56
Percentage of valuation allowance released associated with investment realized capital losses	100.00%
Net Deferred Tax Asset		1,557	2,006
Dividends received deduction settlement benefit	$ 52